UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MARCH 31,

Date of reporting period:  SEPTEMBER 30, 2008



ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA CALIFORNIA MONEY MARKET FUND - SEMIANNUAL REPORT FOR PERIOD ENDED SEPTEMBER 30, 2008

[LOGO OF USAA]
   USAA(R)

                         [GRAPHIC OF USAA CALIFORNIA MONEY MARKET FUND]

=========================================

    SEMIANNUAL REPORT
    USAA CALIFORNIA MONEY MARKET FUND
    SEPTEMBER 30, 2008

=========================================

================================================================================

FUND OBJECTIVE

HIGH LEVEL OF CURRENT INTEREST INCOME THAT IS EXEMPT FROM FEDERAL AND CALIFORNIA STATE INCOME TAXES AND A FURTHER OBJECTIVE OF PRESERVING CAPITAL AND MAINTAINING LIQUIDITY.

--------------------------------------------------------------------------------

TYPES OF INVESTMENTS

Invests  in  high-quality   California   tax-exempt  securities  with  remaining
maturities of 397 days or less.

================================================================================

================================================================================

TABLE OF CONTENTS

--------------------------------------------------------------------------------

PRESIDENT'S MESSAGE                                                           2

MANAGER'S COMMENTARY                                                          4

INVESTMENT OVERVIEW                                                           7

FINANCIAL INFORMATION

   Portfolio of Investments                                                  11

   Notes to Portfolio of Investments                                         16

   Financial Statements                                                      17

   Notes to Financial Statements                                             20

EXPENSE EXAMPLE                                                              29

ADVISORY AGREEMENT                                                           31

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2008, USAA. All rights reserved.

================================================================================

================================================================================

PRESIDENT'S
MESSAGE

"AT SOME POINT, FUNDAMENTAL
VALUATIONS AND COOLER HEADS                      [PHOTO OF CHRISTOPHER W. CLAUS]
WILL PREVAIL."

--------------------------------------------------------------------------------

OCTOBER 2008

2008 has been a year for the history books -- one of the most volatile and challenging on record. That said, I believe the headlines that compare the current situation to the Great Depression are overly dramatic. Has the U.S. economy entered a recession? I believe so. The question is how long and severe it will be.

As of this writing, companies worldwide are dealing with a liquidity crunch in which they cannot get the financing they need to fund day-to-day operations. With their own stressed balance sheets to consider, banks and financial companies are hesitant to lend, concerned that they might not get their money back. This crisis of confidence, which has little to do with the fundamental value of stocks and bonds, has frozen the credit markets. Government action around the world should bring a thaw, but restoring confidence takes time.

With banks lending mainly to those with high credit scores, the day of reckoning has come for the American consumer. Many people are finding it difficult to get a mortgage, car loan, or new credit card. So they have reined in spending and are cleaning up their own balance sheets. In August, consumer borrowing fell for the first time in more than a decade, according to the Federal Reserve. Although the process is painful, the outcome should be healthy as more Americans begin living within their means and increasing their savings.

What  does  this  have  to  do  with  tax-exempt  bonds?   State  and  municipal
governments' tax revenues tend to decline during recessions, which may force them to cut expenses by reducing services, doing more with less,

================================================================================

2  | USAA CALIFORNIA MONEY MARKET FUND

================================================================================

and/or raising taxes. Fortunately, many have sound cost-management structures and are addressing potential budgetary issues. However, because of tight credit conditions, many also are finding it hard to borrow and paying higher interest rates for financing they do obtain.

The benefit to tax-exempt bondholders is a potentially higher yield. Indeed, as I write to you, many high-quality municipal securities are offering even higher yields than Treasuries. As the market stabilizes and liquidity improves, municipal bond prices are likely to increase, which potentially could add value to your tax-exempt holdings beyond the attractive after-tax yields you may have received already. In the meantime, we are taking advantage of what appear to be compelling buying opportunities.

We understand that market volatility is hard on you. However, financial markets tend to overreact on both the upside and the downside. At some point, fundamental valuations and cooler heads will prevail. If you are confident about the future of our country and have a time horizon of three to five years, I believe you will find yourself well positioned.

Furthermore, tax-exempt securities -- which generally offer income free from federal income taxes and, in some cases, state income taxes -- may become more appealing if rising federal budget deficits force the federal government to raise income taxes and decrease deductions.

At USAA Investment Management Company, we continue to be pleased with the income distributions of your tax-exempt funds. We see potential for recovery in the share price of these portfolios as things return to historical norms.

From all of us here, thank you for your trust and confidence. We value your business and the opportunity to help you with your investment needs.

Sincerely,

/S/ CHRISTOPHER W. CLAUS

Christopher W. Claus
President and Vice Chairman of the Board
USAA Mutual Funds Trust

================================================================================
                                                        PRESIDENT'S MESSAGE |  3

================================================================================

MANAGER'S
COMMENTARY
ON THE FUND

REGINA SHAFER, CFA                                      [PHOTO OF REGINA SHAFER]
USAA Investment Management Company

--------------------------------------------------------------------------------

o HOW DID THE FUND PERFORM FROM APRIL 1, 2008, TO SEPTEMBER 30, 2008?

  Your tax-exempt USAA California Money Market Fund performed well. For the six-month period ended September 30, 2008, the Fund ranked 2 out of 74 California tax-exempt money funds, according to iMoneyNet, Inc. Rankings are based on six-month net compound unannualized returns. The Fund had a return of 1.07%, compared to an average of 0.77% for the category.

o WHAT WERE THE MARKET CONDITIONS?

  The Federal Reserve Board (the Fed) cut the federal funds rate to 2.00% on April 30 and then held rates unchanged as it focused on inflation. During the reporting period, Fed governors appeared to be more concerned about inflation than weakening economic conditions.

  Yields on short-term municipal securities stayed relatively steady, increasing significantly in the final weeks of the period. The Bond

  The Bond Buyer One-Year Note Index is based on estimated yields for theoretical new one-year note issues from 10 state and local issuers:
  California, Colorado, Idaho, Los Angeles County, Michigan, New Jersey, New York City, Pennsylvania, Texas, and Wisconsin. The index is an unweighted average of the average estimated bid-side yields for the 10 issues.

  Refer to page 8 for benchmark definition.

  Past performance is no guarantee of future results.

================================================================================

4  | USAA CALIFORNIA MONEY MARKET FUND

================================================================================

  Buyer One-Year Note Index started the period at 1.67% and peaked at 2.19% on September 30, 2008. Municipal variable-rate demand notes (VRDNs) remained attractive throughout the period. The SIFMA Municipal Swap Index, an index of seven-day VRDNs, started at 2.21% on April 1, 2008, and averaged 1.85% until mid-September. On September 17, 2008, the index reached 5.15% and then climbed to 7.96% during the final week of the month. The yields spiked as the supply of municipal VRDNs outpaced demand.

o WHAT WERE YOUR STRATEGIES IN THIS ENVIRONMENT?

  Our primary goal is the safety of the Fund's $1 price per share. However, we strive to provide our shareholders with as much tax-exempt income as possible. We continue to invest a large portion of your portfolio in VRDNs. The VRDNs that the Fund owns have a demand feature allowing us to sell the bonds at par (100% of face value) with seven-day notice or less. They also have interest rates that reset at least weekly.

  During the reporting period, the yields on VRDNs were high relative to fixed-rate municipal notes. This was especially true in September during a general flight to safety. As investors flocked to Treasuries in response to tighter credit conditions, the yields on tax-free VRDNs reset at higher-than-expected levels, adding to the Fund's dividend yield.

  As always, we rely on our team of experienced credit analysts to evaluate and monitor each of the Fund's holdings. To make the Fund as tax efficient as possible, we continue to avoid issues subject to the alternative minimum tax for individuals (AMT).

o WHAT ARE THE CONDITIONS IN THE STATE OF CALIFORNIA?

  Fiscal year 2008 was worse than expected as revenue collections fell in the wake of the housing market's downturn. In an attempt to

  The Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index, produced by Municipal Market Data, is a seven-day high-grade market index comprised of tax-exempt variable-rate demand obligations from Municipal Market Data's extensive database.

================================================================================

                                           MANAGER'S COMMENTARY ON THE FUND |  5

================================================================================

  address the revenue shortfall, the state Legislature enacted special midyear budget cuts and issued additional economic recovery bonds. Although the fiscal year 2009 budget passed, it was a record 85 days late and did not address California's continuing structural budget issues, setting up another budget showdown among lawmakers next year. The state's general obligation bonds are currently rated A1 by Moody's Investors Service and A+ by Standard & Poor's Ratings and Fitch Ratings.

o WHAT IS THE OUTLOOK?

  The Fed is likely to cut short-term interest rates in the coming months in support of the U.S. economy and to help inject liquidity into the credit markets. Once markets begin to stabilize, it is likely the yields on VRDNs will fall, in our opinion.

  We will continue managing your Fund, striving to maximize tax-exempt income while seeking to maintain its $1 price per share. Thank you for your continued trust.

================================================================================

6  | USAA CALIFORNIA MONEY MARKET FUND

================================================================================

INVESTMENT OVERVIEW

USAA CALIFORNIA MONEY MARKET FUND
(Ticker Symbol: UCAXX)

--------------------------------------------------------------------------------
                                         9/30/08                     3/31/08
--------------------------------------------------------------------------------
Net Assets                            $651.4 Million              $631.7 Million
Net Asset Value Per Share                 $1.00                       $1.00

--------------------------------------------------------------------------------
                                         9/30/08                     3/31/08
--------------------------------------------------------------------------------
Dollar-Weighted Average
Portfolio Maturity                       16 Days                     14 Days

Dollar-weighted average portfolio maturity is obtained by multiplying the dollar value of each investment by the number of days left to its maturity, then adding those figures together and dividing them by the total dollar value of the Fund's portfolio.

--------------------------------------------------------------------------------
           AVERAGE ANNUAL TOTAL RETURNS AND 7-DAY YIELD AS OF 9/30/08
--------------------------------------------------------------------------------
3/31/08 TO 9/30/08       1 YEAR       5 YEARS      10 YEARS      7-DAY YIELD
      1.07%*              2.52%        2.17%         2.19%          5.40%

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

Total return equals income return and assumes reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Yields and returns fluctuate. The seven-day yield quotation more closely reflects current earnings of the Fund than the total return quotation.

================================================================================

                                                        INVESTMENT OVERVIEW |  7

================================================================================

                           o 7-DAY YIELD COMPARISON o

                        [CHART OF 7-DAY YIELD COMPARISON]

                      USAA CALIFORNIA
                     MONEY MARKET FUND      iMONEYNET AVERAGE
                     -----------------      -----------------
 9/24/2007                3.34%                   3.16%
10/29/2007                3.02                    2.86
11/26/2007                3.14                    2.95
12/31/2007                3.02                    2.77
 1/28/2008                2.73                    2.32
 2/25/2008                2.26                    1.81
 3/31/2008                2.60                    1.66
 4/28/2008                2.47                    1.81
 5/19/2008                2.20                    1.37
 6/30/2008                1.69                    1.18
 7/28/2008                2.04                    1.53
 8/25/2008                1.65                    1.06
 9/29/2008                5.35                    4.67

                                   [END CHART]

   Data represent the last Monday of each month. Ending date 9/29/08.

The graph tracks the USAA California Money Market Fund's seven-day yield against iMoneyNet, Inc. All State Specific California SB (Stock Broker) & GP (General Purpose) Tax-Free Money Funds, an average of money market fund yields. iMoneyNet, Inc. is an organization that tracks the performance of money market funds.

Past performance is no guarantee of future results.

================================================================================

8  | USAA CALIFORNIA MONEY MARKET FUND

================================================================================

                         o PORTFOLIO MIX -- 9/30/2008 o

                          [PIE CHART OF PORTFOLIO MIX]

Variable-Rate Demand Notes                                    91%
Put Bonds                                                    2.6%
Fixed-Rate Instruments                                       2.5%

                            [END CHART]

   Percentages are of the net assets of the Fund and may not equal 100%.

                                TOP 10 INDUSTRIES
                                  AS OF 9/30/08
                                (% of Net Assets)

General Obligation ..............................................   19.6%
Education .......................................................   15.8%
Special Assessment/Tax/Fee ......................................   13.0%
Appropriated Debt ...............................................    8.5%
Escrowed Bonds ..................................................    7.9%
Water/Sewer Utility .............................................    7.4%
Electric/Gas Utilities ..........................................    6.3%
Hospital ........................................................    5.3%
Real Estate Tax/Fee .............................................    3.3%
Electric Utilities ..............................................    2.0%

You will find a complete list of securities that the Fund owns on pages 11-15.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

                      o CUMULATIVE PERFORMANCE OF $10,000 o

                        [CHART OF CUMULATIVE PERFORMANCE]

                                 USAA CALIFORNIA
                                MONEY MARKET FUND
                                -----------------
09/30/98                            $10,000.00
10/31/98                             10,024.57
11/30/98                             10,049.24
12/31/98                             10,073.97
01/31/99                             10,095.61
02/28/99                             10,113.26
03/31/99                             10,137.04
04/30/99                             10,159.83
05/31/99                             10,183.77
06/30/99                             10,209.79
07/31/99                             10,231.34
08/31/99                             10,255.41
09/30/99                             10,278.99
10/31/99                             10,301.79
11/30/99                             10,330.00
12/31/99                             10,357.66
01/31/00                             10,381.44
02/29/00                             10,402.58
03/31/00                             10,428.05
04/30/00                             10,453.39
05/31/00                             10,490.81
06/30/00                             10,521.11
07/31/00                             10,551.27
08/31/00                             10,581.53
09/30/00                             10,609.50
10/31/00                             10,641.23
11/30/00                             10,674.35
12/31/00                             10,703.51
01/31/01                             10,728.18
02/28/01                             10,751.35
03/31/01                             10,773.26
04/30/01                             10,804.68
05/31/01                             10,832.80
06/30/01                             10,855.37
07/31/01                             10,878.66
08/31/01                             10,897.68
09/30/01                             10,914.49
10/31/01                             10,933.98
11/30/01                             10,949.70
12/31/01                             10,961.43
01/31/02                             10,971.99
02/28/02                             10,982.03
03/31/02                             10,992.54
04/30/02                             11,003.90
05/31/02                             11,016.84
06/30/02                             11,026.34
07/31/02                             11,036.58
08/31/02                             11,047.83
09/30/02                             11,058.21
10/31/02                             11,071.31
11/30/02                             11,083.23
12/31/02                             11,092.80
01/31/03                             11,101.12
02/28/03                             11,108.71
03/31/03                             11,116.92
04/30/03                             11,125.55
05/31/03                             11,134.90
06/30/03                             11,141.18
07/31/03                             11,145.65
08/31/03                             11,150.36
09/30/03                             11,155.51
10/31/03                             11,161.53
11/30/03                             11,167.40
12/31/03                             11,173.83
01/31/04                             11,178.99
02/29/04                             11,183.52
03/31/04                             11,188.40
04/30/04                             11,194.44
05/31/04                             11,200.09
06/30/04                             11,205.68
07/31/04                             11,211.65
08/31/04                             11,218.31
09/30/04                             11,226.98
10/31/04                             11,238.54
11/30/04                             11,249.45
12/31/04                             11,261.72
01/31/05                             11,273.21
02/28/05                             11,285.72
03/31/05                             11,299.48
04/30/05                             11,318.26
05/31/05                             11,340.20
06/30/05                             11,358.18
07/31/05                             11,375.72
08/31/05                             11,394.61
09/30/05                             11,415.24
10/31/05                             11,435.03
11/30/05                             11,457.66
12/31/05                             11,484.86
01/31/06                             11,507.84
02/28/06                             11,531.17
03/31/06                             11,558.61
04/30/06                             11,584.58
05/31/06                             11,614.34
06/30/06                             11,646.59
07/31/06                             11,675.04
08/31/06                             11,704.98
09/30/06                             11,735.20
10/31/06                             11,764.01
11/30/06                             11,793.66
12/31/06                             11,826.83
01/31/07                             11,855.54
02/28/07                             11,884.03
03/31/07                             11,916.30
04/30/07                             11,947.22
05/31/07                             11,981.43
06/30/07                             12,014.24
07/31/07                             12,045.38
08/31/07                             12,081.82
09/30/07                             12,111.84
10/31/07                             12,143.69
11/30/07                             12,176.04
12/31/07                             12,207.23
01/31/08                             12,234.13
02/29/08                             12,257.40
03/31/08                             12,285.12
04/30/08                             12,307.28
05/31/08                             12,330.94
06/30/08                             12,347.64
07/31/08                             12,364.36
08/31/08                             12,383.99
09/30/08                             12,416.96

               [END CHART]

   Data from 9/30/98 through 9/30/08.

The graph illustrates the performance of a hypothetical $10,000 investment in the USAA California Money Market Fund.

Past performance is no guarantee of future results. The cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on reinvested net investment income and realized capital gain distributions or on the redemption of fund shares. Some income may be subject to federal, state, or local taxes, or to the federal alternative minimum tax. For seven-day yield information, please refer to the Fund's Investment Overview.

================================================================================

10  | USAA CALIFORNIA MONEY MARKET FUND

================================================================================

PORTFOLIO OF INVESTMENTS

September 30, 2008 (unaudited)

--------------------------------------------------------------------------------

o CATEGORIES AND DEFINITIONS

  VARIABLE-RATE DEMAND NOTES (VRDNs) -- provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. The effective maturity of these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

  PUT BONDS -- provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

  FIXED-RATE INSTRUMENTS -- consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

  CREDIT ENHANCEMENTS -- add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the values of the securities.

  The Fund's investments consist of securities meeting the requirements to qualify at the time of purchase as "eligible securities" under the Securities and Exchange Commission (SEC) rules applicable to money market funds. With respect to quality, eligible securities generally consist of securities rated in one of the two highest categories for

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  11

================================================================================

  short-term securities or, if not rated, of comparable quality at the time of purchase. USAA Investment Management Company (the Manager) also attempts to minimize credit risk in the Fund through rigorous internal credit research.

  (INS)  Principal  and interest  payments are insured by one of the  following:
         Berkshire  Hathaway  Assurance  Corp.,   Financial  Security  Assurance
         Holdings Ltd., or National Indemnity Co. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

  (LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: Bank of America, N.A., Citibank, N.A., Citigroup, Inc., Deutsche Bank A.G., Deutsche Postbank, Dexia Credit Local, JPMorgan Chase & Co., JPMorgan Chase Bank, N.A., Merrill Lynch & Co., Inc., Societe Generale, U.S. Bank, N.A., or Wells Fargo & Co.

  (LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

  (NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from Merrill Lynch & Co., Inc.

o PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

PRE      Prerefunded to a date prior to maturity
SPEAR    Short Puttable Exempt Adjustable Receipts
USD      Unified School District

================================================================================

12  | USAA CALIFORNIA MONEY MARKET FUND

================================================================================

INVESTMENTS

------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                         COUPON      FINAL           VALUE
(000)       SECURITY                                            RATE      MATURITY         (000)
------------------------------------------------------------------------------------------------
            VARIABLE-RATE DEMAND NOTES (91.0%)

            CALIFORNIA (88.7%)
  $ 5,000   Alameda Corridor Transportation Auth.
              (LIQ)(LOC - Deutsche Bank A.G.)(a)                  4.03%   10/01/2031    $  5,000
    1,955   Apple Valley (LOC - Allied Irish Banks plc)           7.93     9/01/2015       1,955
    3,985   Association of Bay Area Governments
              (LOC - Branch Banking & Trust Co.)                  7.85    10/01/2035       3,985
    9,900   Azusa USD (LIQ)(INS)                                  8.45     6/01/2029       9,900
   15,000   Department of Water Resources (INS)(LIQ)              8.25     5/01/2017      15,000
   11,375   East Bay Municipal Utility District (LIQ)(a)          3.99     6/01/2028      11,375
    5,000   Economic Recovery (LIQ)(a)                            4.61     7/01/2010       5,000
    8,095   Educational Facilities Auth.
              (LIQ)(LOC - U.S. Bank, N.A.)(a)                     4.31    12/01/2013       8,095
    3,900   Educational Facilities Auth.
              (LOC - Allied Irish Banks plc)                      7.25    12/01/2028       3,900
   16,250   Educational Facilities Auth.
              (LOC - Allied Irish Banks plc)                      7.30     3/01/2038      16,250
   15,995   Golden State Tobacco Securitization Corp.
              (LIQ)(INS)(a)                                       7.96     6/01/2013      15,995
    7,565   Golden State Tobacco Securitization Corp.
              (LIQ)(NBGA)(a)                                      5.26     6/01/2027       7,565
    7,000   Golden State Tobacco Securitization Corp.
              (LIQ)(INS)(a)                                       4.75     6/01/2035       7,000
    1,825   Hacienda La Puente USD
              (LOC - Union Bank of California, N.A.)              7.20    10/01/2009       1,825
    4,750   Hanford (LOC - Union Bank of California, N.A.)        7.97     4/01/2023       4,750
   10,400   Health Facilities Financing Auth.
              (LOC - Bank of America, N.A.)                       7.75     7/01/2025      10,400
    7,870   Health Facilities Financing Auth. (LIQ)(a)            4.85    11/15/2042       7,870
    5,800   Infrastructure and Economic Dev. Bank
              (LOC - Allied Irish Banks plc)                      7.93    10/01/2027       5,800
    2,000   Infrastructure and Economic Dev. Bank
              (LOC - California Bank & Trust)                     7.98    10/01/2028       2,000
    9,740   Inglewood USD (LIQ)(LOC - Dexia Credit Local)(a)      4.14    10/15/2023       9,740
   21,328   Irvine Assessment District
              (LOC - Bank of America, N.A.)                       5.05     9/02/2025      21,328
   18,000   Irvine USD Communities Facilities District
              (LIQ)(LOC - State Street Bank and Trust Co.)(a)     4.75     3/01/2012      18,000
    2,690   Lemoore (LOC - Union Bank of California, N.A.)        8.20    11/01/2020       2,690
    7,815   Loma Linda (LOC - Union Bank of California, N.A.)     7.68     6/01/2025       7,815

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  13

================================================================================

------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                         COUPON      FINAL           VALUE
(000)       SECURITY                                            RATE      MATURITY         (000)
------------------------------------------------------------------------------------------------
  $14,190   Long Beach USD (LIQ)(a)                               5.08%    2/01/2011    $ 14,190
    4,560   Los Angeles (LIQ)(a)                                 10.41     9/01/2015       4,560
   10,000   Los Angeles (LOC - California Bank & Trust)           7.94     8/01/2021      10,000
    5,550   Los Angeles Department of Water and Power
              (LIQ)(INS)(a)                                       8.44     7/01/2035       5,550
   12,830   Los Angeles Municipal Improvement Corp.
              (LIQ)(INS)(a)                                       4.28     1/01/2031      12,830
    5,000   Los Angeles Regional Airports Improvement Corp.
              (LOC - Societe Generale)                            5.00    12/01/2025       5,000
    6,785   Montebello Public Financing Auth.
              (LOC - Union Bank of California, N.A.)              7.68    12/01/2034       6,785
   24,210   Northern California Power Agency
              (LOC - Dexia Credit Local)                          7.67     7/01/2032      24,210
    2,470   Paramount USD (INS)(LIQ)(a)                           5.25     8/01/2015       2,470
    6,800   Pollution Control Financing Auth.
              (LOC - JPMorgan Chase Bank, N.A.)                   3.90    11/01/2026       6,800
   11,060   Riverside Electric (LIQ)(INS)(a)                      5.68    10/01/2033      11,060
   25,000   San Diego Public Facilities Financing Auth.
              (LIQ)(LOC - Citigroup, Inc.)(a)                     4.44     5/15/2009      25,000
   10,000   San Jose USD (LIQ)(LOC - Deutsche Bank A.G.)(a)       5.11     6/01/2031      10,000
    5,530   Selma Public Financing Auth.
              (LOC - Allied Irish Banks plc)                      7.93     9/15/2022       5,530
   11,450   SPEAR (LIQ)(LOC - Deutsche Bank A.G.)(a)              4.17     8/01/2031      11,450
   27,000   SPEAR (LIQ)(LOC - Deutsche Bank A.G.)(a)              5.16     8/01/2036      27,000
    6,062   SPEAR (LIQ)(LOC - Deutsche Bank A.G.)(a)              4.17     8/01/2041       6,062
    7,649   State (LIQ)(PRE)(a)                                   4.87     1/01/2010       7,649
    3,690   State (LIQ)(INS)(a)                                   4.75    12/01/2012       3,690
    9,995   State (INS)(LIQ)(a)                                   8.46     6/01/2015       9,995
    5,000   State (LIQ)(LOC - Dexia Credit Local)(a)              4.44     4/01/2017       5,000
   18,200   State (LIQ)(a)                                        4.40     9/01/2028      18,200
   15,160   State (LIQ)(PRE)(a)                                   4.40    12/01/2030      15,160
   10,255   State (LIQ)(PRE)(a)                                   4.40    12/01/2030      10,255
   19,000   State (LOC - Bank of America, N.A., Bank of
              Nova Scotia, & Landesbank Hessen-Thuringen)         7.50     5/01/2033      19,000
    1,100   State (LOC - Citibank, N.A.)(LOC - National
              Australia Bank, Ltd.)(LOC - State Street Bank
              and Trust Co.)                                      3.65     5/01/2034       1,100
    3,200   Statewide Communities Dev. Auth.
              (LOC - SunTrust Bank)                               7.96     6/01/2013       3,200
    4,210   Statewide Communities Dev. Auth.
              (LIQ)(LOC - Citigroup, Inc.)(a)                     4.61     2/01/2015       4,210
    5,515   Statewide Communities Dev. Auth.
              (LOC - SunTrust Bank)                               7.85     4/01/2027       5,515

================================================================================

14  | USAA CALIFORNIA MONEY MARKET FUND

================================================================================

------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                         COUPON      FINAL           VALUE
(000)       SECURITY                                            RATE      MATURITY         (000)
------------------------------------------------------------------------------------------------
  $ 5,010   Statewide Communities Dev. Auth.
              (LIQ)(LOC - Wells Fargo & Co.)(a)                   5.36%    7/01/2030    $  5,010
   10,215   Statewide Communities Dev. Auth.
              (LIQ)(LOC - Wells Fargo & Co.)(a)                   6.13    10/01/2036      10,215
    6,000   Statewide Communities Dev. Auth.
              (LOC - City National Bank)                          7.97     8/01/2037       6,000
    7,495   Statewide Communities Dev. Auth. (LIQ)(NBGA)(a)       9.47     9/01/2038       7,495
    3,000   Sweetwater Union High School District (LIQ)(INS)(a)   4.75     8/01/2038       3,000
    3,750   Univ. of California Regents (LIQ)(a)                  5.80     5/15/2035       3,750
   10,000   Univ. of California Regents (LIQ)(a)                  4.47     5/15/2037      10,000
    7,020   West Covina Public Financing Auth.
              (LOC - Union Bank of California, N.A.)              7.68     5/01/2034       7,020
    5,335   West Covina Public Financing Auth.
              (LOC - Union Bank of California, N.A.)              7.68     5/01/2034       5,335
   25,000   Whittier (LOC - Key Bank, N.A.)                       8.60    12/01/2033      25,000
                                                                                        --------
                                                                                         577,534
                                                                                        --------
            PUERTO RICO (2.3%)
   4,940    Highways and Transportation Auth.
              (LIQ)(LOC - Dexia Credit Local)(a)                  4.34     7/01/2030       4,940
   10,000   Highways and Transportation Auth.
              (LIQ)(LOC - Dexia Credit Local)(a)                  4.38     7/01/2041      10,000
                                                                                        --------
                                                                                          14,940
                                                                                        --------
            Total Variable-Rate Demand Notes (cost: $592,474)                            592,474
                                                                                        --------
            PUT BONDS (2.6%)

            CALIFORNIA (1.8%)
    6,305   Los Angeles (LOC - Allied Irish Banks plc)            4.00    11/01/2030       6,368
    5,000   Statewide Communities Dev. Auth.                      1.95     4/01/2034       5,000
                                                                                        --------
                                                                                          11,368
                                                                                        --------
            PUERTO RICO (0.8%)
    5,500   Industrial, Medical and Environmental Pollution
               Control Facilities Financing Auth.                 2.25     3/01/2023       5,500
                                                                                        --------
            Total Put Bonds (cost: $16,868)                                               16,868
                                                                                        --------
            FIXED-RATE INSTRUMENTS (2.5%)

            CALIFORNIA (2.5%)
   10,000   Golden Empire Schools Financing Auth.                 3.00     5/01/2009      10,031
    6,500   Infrastructure and Economic Dev. Bank                 4.00     2/01/2009       6,539
                                                                                        --------
            Total Fixed-Rate Instruments (cost: $16,570)                                  16,570
                                                                                        --------

            TOTAL INVESTMENTS (COST: $625,912)                                          $625,912
                                                                                        ========

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

NOTES TO PORTFOLIO
OF INVESTMENTS

September 30, 2008 (unaudited)

--------------------------------------------------------------------------------

o GENERAL NOTES

  Values of securities are  determined by procedures and practices  discussed in
  Note 1 to the financial statements.

  The cost of securities at September 30, 2008, for federal income tax purposes, was approximately the same as that reported in the financial statements.

  The  portfolio  of  investments   category  percentages  shown  represent  the
  percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

o SPECIFIC NOTES

  (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

See accompanying notes to financial statements.

================================================================================

16  | USAA CALIFORNIA MONEY MARKET FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

September 30, 2008 (unaudited)

--------------------------------------------------------------------------------

ASSETS
  Investments in securities  (amortized cost approximates market value) $625,912
  Cash                                                                       817
  Receivables:
    Capital shares sold                                                    4,075
    Interest                                                               3,466
    Securities sold                                                       20,053
                                                                        --------
      Total assets                                                       654,323
                                                                        --------
LIABILITIES
   Payables:
     Capital shares redeemed                                               2,665
     Dividends on capital shares                                              33
   Accrued management fees                                                   170
   Accrued transfer agent's fees                                              12
   Other accrued expenses and payables                                        36
                                                                        --------
      Total liabilities                                                    2,916
                                                                        --------
        Net assets applicable to capital shares outstanding             $651,407
                                                                        ========
NET ASSETS CONSIST OF:
  Paid-in capital                                                       $651,339
  Accumulated net realized gain on investments                                68
                                                                        --------
        Net assets applicable to capital shares outstanding             $651,407
                                                                        ========
  Capital shares outstanding, unlimited number of shares
    authorized, no par value                                             651,331
                                                                        ========
  Net asset value, redemption price, and offering price per share       $   1.00
                                                                        ========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  17

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Six-month period ended September 30, 2008 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
  Interest income                                                         $8,671
                                                                          ------
EXPENSES
  Management fees                                                          1,034
  Administration and servicing fees                                          332
  Transfer agent's fees                                                      150
  Custody and accounting fees                                                 42
  Postage                                                                      7
  Shareholder reporting fees                                                  13
  Trustees' fees                                                               6
  Professional fees                                                           31
  Other                                                                        7
                                                                          ------
      Total expenses                                                       1,622
  Expenses paid indirectly                                                    (3)
                                                                          ------
      Net expenses                                                         1,619
                                                                          ------
NET INVESTMENT INCOME                                                      7,052
                                                                          ------
NET REALIZED GAIN ON INVESTMENTS
  Net realized gain                                                           36
                                                                          ------
  Increase in net assets resulting from operations                        $7,088
                                                                          ======

See accompanying notes to financial statements.

================================================================================

18  | USAA CALIFORNIA MONEY MARKET FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Six-month period ended September 30, 2008 (unaudited), and year ended March 31, 2008

--------------------------------------------------------------------------------

                                                                  9/30/2008        3/31/2008
--------------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income                                           $   7,052         $ 18,110
  Net realized gain on investments                                       36              113
                                                                  --------------------------
    Increase in net assets resulting from operations                  7,088           18,223
                                                                  --------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                              (7,052)         (18,102)
  Net realized gains                                                      -             (101)
                                                                  --------------------------
    Distributions to shareholders                                    (7,052)         (18,203)
                                                                  --------------------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                         344,491          634,428
  Reinvested dividends                                                6,907           17,844
  Cost of shares redeemed                                          (331,746)        (577,299)
                                                                  --------------------------
    Increase in net assets from capital share transactions           19,652           74,973
                                                                  --------------------------
  Net increase in net assets                                         19,688           74,993

NET ASSETS
  Beginning of period                                               631,719          556,726
                                                                  --------------------------
  End of period                                                   $ 651,407        $ 631,719
                                                                  ==========================
CHANGE IN SHARES OUTSTANDING
  Shares sold                                                       344,491          634,428
  Shares issued for dividends reinvested                              6,907           17,844
  Shares redeemed                                                  (331,746)        (577,299)
                                                                  --------------------------
    Increase in shares outstanding                                   19,652           74,973
                                                                  ==========================

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  19

================================================================================

NOTES TO FINANCIAL
STATEMENTS

September 30, 2008 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 45 separate funds. The information presented in this semiannual report pertains only to the USAA California Money Market Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to provide investors with a high level of current interest income that is exempt from federal and California state income taxes, with a further objective of preserving capital and maintaining liquidity.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

    1. Pursuant to Rule 2a-7 under the 1940 Act, securities in the Fund are valued at amortized cost, which approximates market value. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or discounts.

    2. Securities for which amortized cost valuations are considered unreliable or whose values have been materially affected by a significant event are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures and procedures to stabilize net asset value
        (NAV) approved by the Trust's Board of Trustees.

================================================================================

20  | USAA CALIFORNIA MONEY MARKET FUND

================================================================================

B. FAIR VALUE MEASUREMENTS -- Effective April 1, 2008, the Fund adopted Statement of Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements" (SFAS 157). This standard clarifies the definition of fair value, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements.

    SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, and establishes a three- level valuation hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level  1  --  inputs  to  the  valuation   methodology   are  quoted  prices
    (unadjusted) in active markets for identical securities.

    Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

    Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Fund's own assumptions in determining the fair value.

    The inputs or methodology used for valuing securities is not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  21

================================================================================

    The following is a summary of the inputs used as of September 30, 2008, in valuing the Fund's assets carried at fair value:

    VALUATION INPUTS                                          INVESTMENTS IN SECURITIES
    -----------------------------------------------------------------------------------
    Level 1 -- Quoted Prices                                         $          -
    Level 2 -- Other Significant Observable Inputs                    625,912,000
    Level 3 -- Significant Unobservable Inputs                                  -
    -----------------------------------------------------------------------------------
    Total                                                            $625,912,000
    -----------------------------------------------------------------------------------

C. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities using the straight-line method. The Fund concentrates its investments in California tax-exempt securities and, therefore, may be exposed to more credit risk than portfolios with a broader geographical diversification.

E. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund had no delayed-delivery or when-issued commitments as of September 30, 2008.

F. GUARANTEE PROGRAM -- The Fund participates in the Temporary Guarantee Program for Money Market Funds (the Program) offered by the U.S. Department of the Treasury (the U.S. Treasury). Subject to certain terms and conditions, the Program provides coverage to

================================================================================

22  | USAA CALIFORNIA MONEY MARKET FUND

================================================================================

    shareholders for amounts held in participating money market funds as of the close of business on September 19, 2008. If the Fund's NAV declines to below $0.995 after that date (Guarantee Event), the Program will provide coverage to Fund shareholders for up to $1 per share for the lesser of either the number of shares the shareholder held in the Fund at the close of business on that date or the number of shares the shareholder holds on the date that the Guarantee Event occurs. Fund shares acquired after September 19, 2008, generally are not covered under the Program. Additionally, shareholders not invested in the Fund on September 19, 2008, or shareholders who had a zero balance after September 19, 2008, will not be covered under the Program. The Fund will be responsible for payment of fees required to participate in the Program without regard to any waivers or expense limitations in effect for the Fund. The participation fee for the initial three-month term of the Program (ending December 18, 2008) is 0.01% of the number of shares outstanding of the Fund as of September 19, 2008. As a requirement of participation in the Program, the Fund has agreed to liquidate within approximately 30 days if a Guarantee Event occurs. Participation in the Program does not guarantee a $1 NAV upon redemption or liquidation of shares. The amount of coverage is dependent on the availability of assets in the Exchange Stabilization Fund as determined by the U.S. Treasury. The Program will provide coverage to shareholders as of September 19, 2008, for an initial three-month term. Following the initial three-month term, the Secretary of the U.S. Treasury (the Secretary) has the option to renew the Program up to the close of business on September 18, 2009. The Program will not automatically extend for the full year without the Secretary's approval. If the program is extended, the Trust's Board of Trustees will consider whether to continue to participate, and the Fund would have to renew its participation and pay additional fees required at the extension point to maintain coverage. If the Secretary chooses not to renew the Program at the end of the initial three-month term, the Program will terminate. The U.S. Treasury and the Internal Revenue Service have issued guidance that confirms participation in the Program will not be treated as a federal guarantee that jeopardizes the tax-exempt treatment of payments by the Fund.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  23

================================================================================

G. EXPENSES PAID INDIRECTLY -- Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to reduce the Fund's expenses. For the six-month period ended September 30, 2008, these custodian and other bank credits reduced the Fund's expenses by $3,000.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

I. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $750 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. Prior to September 25, 2008, the committed loan agreement was $300 million. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the amount of the committed loan agreement). The facility fees are allocated

================================================================================

24  | USAA CALIFORNIA MONEY MARKET FUND

================================================================================

among the funds based on their respective average net assets for the period.

For the six-month period ended September 30, 2008, the Fund paid CAPCO facility fees of less than $500, which represents 1.6% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended September 30, 2008.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of March 31, 2009, in accordance with applicable tax law.

Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

Financial Accounting Standards Board (FASB) Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" (FIN 48) provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. As of September 30, 2008, the Manager has reviewed all open tax years and concluded that the adoption of FIN 48 resulted in no impact to the Fund's net assets or results of operations. On an ongoing basis, the Manager will monitor its tax positions under FIN 48 to determine if adjustments to this conclusion are necessary.

(4) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager carries out the Fund's investment policies and manages the Fund's portfolio. The Fund's management fees are accrued daily and paid monthly as a percentage of aggregate

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  25

================================================================================

    average net assets of the USAA California Bond and USAA California Money Market funds combined, which on an annual basis is equal to 0.50% of the first $50 million, 0.40% of that portion over $50 million but not over $100 million, and 0.30% of that portion over $100 million. These fees are allocated on a proportional basis to each Fund monthly based upon average net assets. For the six-month period ended September 30, 2008, the Fund incurred total management fees, paid or payable to the Manager, of $1,034,000, resulting in an effective annualized management fee of 0.31% of the Fund's average net assets for the same period.

B. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.10% of the Fund's average net assets. For the six-month period ended September 30, 2008, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $332,000.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended September 30, 2008, the Fund reimbursed the Manager $5,000 for these legal services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

C. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended September 30, 2008, the Fund incurred transfer agent's fees, paid or payable to SAS, of $150,000.

================================================================================

26  | USAA CALIFORNIA MONEY MARKET FUND

================================================================================

D. UNDERWRITING SERVICES -- The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(5) TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(6) NEW ACCOUNTING PRONOUNCEMENTS

A.  SFAS NO. 159,  "THE FAIR VALUE  OPTION FOR  FINANCIAL  ASSETS AND  FINANCIAL
    LIABILITIES" (SFAS 159) -- In February 2007, FASB issued SFAS 159. In summary, SFAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. SFAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. SFAS 159 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Manager has evaluated SFAS 159 and has determined that there are no eligible instruments for which the Fund intends to avail itself of the fair value option.

B. SFAS NO. 161, "DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES -- AN AMENDMENT OF FASB STATEMENT NO. 133" (SFAS 161) -- In March 2008, FASB issued SFAS 161. In summary, SFAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The Manager is in the process of evaluating the impact of SFAS 161 on the Fund's financial statement disclosures.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  27

================================================================================

(7) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period is as follows:

                                  SIX-MONTH
                                 PERIOD ENDED
                                 SEPTEMBER 30,                              YEAR ENDED MARCH 31,
                                 ----------------------------------------------------------------------------------------
                                     2008             2008           2007           2006             2005            2004
                                 ----------------------------------------------------------------------------------------
Net asset value at
   beginning of period           $   1.00         $   1.00       $   1.00       $   1.00         $   1.00        $   1.00
                                 ----------------------------------------------------------------------------------------
Income from investment operations:
   Net investment income              .01              .03            .03            .02              .01             .01
   Net realized gain                  .00(a)           .00(a)         .00(a)           -                -             .00(a)
                                 ----------------------------------------------------------------------------------------
Total from investment
   operations                         .01              .03            .03            .02              .01             .01
                                 ----------------------------------------------------------------------------------------
Less distributions from:
   Net investment income             (.01)            (.03)          (.03)          (.02)            (.01)           (.01)
   Realized capital gains               -             (.00)(a)          -              -                -               -
                                 ----------------------------------------------------------------------------------------
Total distributions                  (.01)            (.03)          (.03)          (.02)            (.01)           (.01)
                                 ----------------------------------------------------------------------------------------
Net asset value at end
   of period                     $   1.00         $   1.00       $   1.00       $   1.00         $   1.00        $   1.00
                                 ========================================================================================

Total return (%)*                    1.07             3.10           3.10(b)        2.28              .99             .64
Net assets at end
   of period (000)               $651,407         $631,719       $556,726       $510,915         $459,510        $466,287
Ratios to average
   net assets:**
   Expenses (%)(d)                    .49(c)           .49            .50(b)         .49              .50             .50

   Net investment income (%)         2.12(c)          3.04           3.06           2.26              .99             .64

 *    Assumes  reinvestment  of all net investment  income and realized  capital gain  distributions,  if any, during the period.  Includes  adjustments in accordance with U.S.  generally accepted  accounting  principles and could differ from the iMoneyNet  reported  return.  Total returns for periods of less than one year are not annualized.
**    For the six-month period ended September 30, 2008, average net assets were
      $663,420,000.
(a)   Represents less than $0.01 per share.
(b)   For the year ended March 31, 2007, the Manager voluntarily  reimbursed the
      Fund for excise tax expense  incurred.  The reimbursement had no effect on the Fund's total return or ratio of expenses to average net assets.
(c)   Annualized.  The  ratio is not  necessarily  indicative  of 12  months  of operations.
(d)   Reflects  total  operating  expenses of the Fund before  reductions of any expenses paid  indirectly.  The Fund's expenses paid indirectly  decreased the expense ratios as follows:
                                     (.00%)(+)        (.00%)(+)      (.00%)(+)      (.01%)           (.00%)(+)       (.00%)(+)
      (+) Represents less than 0.01% of average net assets.

================================================================================

28  | USAA CALIFORNIA MONEY MARKET FUND

================================================================================

EXPENSE EXAMPLE

September 30, 2008 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of April 1, 2008, through September 30, 2008.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual

================================================================================

                                                           EXPENSE EXAMPLE |  29

================================================================================

ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                 EXPENSES PAID
                                     BEGINNING               ENDING              DURING PERIOD*
                                   ACCOUNT VALUE          ACCOUNT VALUE         APRIL 1, 2008 -
                                   APRIL 1, 2008       SEPTEMBER 30, 2008     SEPTEMBER 30, 2008
                                   -------------------------------------------------------------
Actual                               $1,000.00              $1,010.70                $2.47

Hypothetical
 (5% return before expenses)          1,000.00               1,022.61                 2.48

* Expenses are equal to the Fund's annualized expense ratio of 0.49%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half-year period). The Fund's ending account value on the first line in the table is based on its actual total return of 1.07% for the six-month period of April 1, 2008, through September 30, 2008.

================================================================================

30  | USAA CALIFORNIA MONEY MARKET FUND

================================================================================

ADVISORY AGREEMENT

September 30, 2008 (unaudited)

--------------------------------------------------------------------------------

At a meeting of the Board of Trustees ("the Board") held on April 9, 2008, the Board, including the Trustees who are not "interested persons" of the Trust (the "Independent Trustees"), approved the continuance of the Investment Advisory Agreement between the Trust and the Manager with respect to the Fund.

In advance of the meeting, the Trustees received and considered a variety of information relating to the Investment Advisory Agreement and the Manager and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed Investment Advisory Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the Investment Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed Investment Advisory Agreement with respect to the Fund in private sessions with their counsel at which no representatives of management were present.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager. At the meeting at which the renewal of the Investment Advisory Agreement is considered, particular focus is given to information concerning Fund

================================================================================

                                                        ADVISORY AGREEMENT |  31

================================================================================

performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board's and its committees' consideration of the Investment Advisory Agreement included information previously received at such meetings.

INVESTMENT ADVISORY AGREEMENT

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Investment Advisory Agreement. In approving the Investment Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES -- In considering the nature, extent, and quality of the services provided by the Manager under the Investment Advisory Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its familiarity with the Manager's management through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Investment Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

The Board considered the Manager's management style and the performance of its duties under the Investment Advisory Agreement. The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of

================================================================================

32  | USAA CALIFORNIA MONEY MARKET FUND

================================================================================

the Fund's brokerage, including the Manager's process for monitoring "best execution," also was considered. The Manager's role in coordinating the activities of the Fund's other service providers also was considered. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Investment Advisory Agreement. In reviewing the Investment Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing investment companies, including the Fund. The Board also reviewed the compliance and administrative services provided to the Fund by the Manager and its affiliates, including the Manager's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Fund and other investment companies managed by the Manager, also focused on the quality of the Manager's compliance and administrative staff.

EXPENSES AND PERFORMANCE -- In connection with its consideration of the Investment Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, investment companies with no sales loads), asset size, and expense components (the "expense group") and (ii) a larger group of investment companies that includes the Fund and all other no-load retail California tax-exempt money market funds regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate -- which includes advisory and administrative services -- was below the median of its expense group and above the median of its expense universe. The data indicated that the Fund's total expense ratio was the lowest of its expense group and below the median of its expense universe. The Board took into account the various services provided to

================================================================================

                                                        ADVISORY AGREEMENT |  33

================================================================================

the Fund by the Manager and its affiliates, including the nature and high quality of the services provided by the Manager. The Board also noted the level and method of computing the management fee.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the approval of the Investment Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional California tax-exempt money market funds regardless of asset size or primary channel of distribution. This comparison indicated that the Fund's performance was above the average of its performance universe and its Lipper index for the one-, three-, and five-year periods ended December 31, 2007. The Board also noted that the Fund's percentile performance ranking was in the top 30% of its performance universe for the one-, three-, and five-year periods ended December 31, 2007.

COMPENSATION AND PROFITABILITY -- The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This consideration included a broad review of the methodology used in the allocation of certain costs to the Fund. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Board also took into account the high quality of services received by the Fund from the

================================================================================

34  | USAA CALIFORNIA MONEY MARKET FUND

================================================================================

Manager as well as the type of fund. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager.

ECONOMIES OF SCALE -- The Board noted that the Fund has advisory fee breakpoints that allow the Fund to participate in economies of scale and that such economies of scale currently were reflected in the advisory fee. The Board also noted that the Fund's contractual management fee is below or comparable to the asset-weighted average of funds up to $5 billion in its peer group as set forth in the report prepared by the independent third party. The Board also considered the effect of the Fund's growth and size on its performance and fees, noting that the Fund may realize additional economies of scale if assets increase proportionally more than some expenses. The Board determined that the current investment management fee structure was reasonable.

CONCLUSIONS -- The Board reached the following conclusions regarding the Fund's Investment Advisory Agreement with the Manager, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's level of profitability from its relationship with the Fund is reasonable in light of the nature and high quality of services provided by the Manager and the type of fund. Based on its conclusions, the Board determined that continuation of the Investment Advisory Agreement would be in the best interests of the Fund and its shareholders.

================================================================================

                                                        ADVISORY AGREEMENT |  35

================================================================================

TRUSTEES                               Christopher W. Claus
                                       Barbara B. Dreeben
                                       Robert L. Mason, Ph.D.
                                       Barbara B. Ostdiek, Ph.D.
                                       Michael F. Reimherr
                                       Richard A. Zucker
--------------------------------------------------------------------------------
ADMINISTRATOR,                         USAA Investment Management Company
INVESTMENT ADVISER,                    P.O. Box 659453
UNDERWRITER, AND                       San Antonio, Texas 78265-9825
DISTRIBUTOR
--------------------------------------------------------------------------------
TRANSFER AGENT                         USAA Shareholder Account Services
                                       9800 Fredericksburg Road
                                       San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                          State Street Bank and Trust Company
ACCOUNTING AGENT                       P.O. Box 1713
                                       Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                            Ernst & Young LLP
REGISTERED PUBLIC                      100 West Houston St., Suite 1800
ACCOUNTING FIRM                        San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                            Under "Products & Services"
SELF-SERVICE 24/7                      click "Investments," then
AT USAA.COM                            "Mutual Funds"

OR CALL                                Under "My Accounts" go to
(800) 531-USAA                         "Investments." View account balances,
        (8722)                         activity, and fund prices; or exchange or
                                       redeem fund shares.
--------------------------------------------------------------------------------

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at usaa.com; and (iii) on the SEC's Web site at http://www.sec.gov. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.


================================================================================

    USAA
    9800 FREDERICKSBURG ROAD                                      --------------
    SAN ANTONIO, TX 78288                                            PRSRT STD
                                                                    U.S. Postage
                                                                       PAID
                                                                       USAA
                                                                  --------------
>>  SAVE PAPER AND FUND COSTS

    At USAA.COM click: MY DOCUMENTS
    Set preferences to USAA DOCUMENTS ONLINE.

    [LOGO OF USAA]
        USAA       WE KNOW WHAT IT MEANS TO SERVE.(R)

    ============================================================================
    39602-1108                               (C)2008, USAA. All rights reserved.

ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended September 30, 2008

By:*     MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    11-20-2008
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    11-20-2008
         ------------------------------


By:*     ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    11-20-2008
         ------------------------------


*Print the name and title of each signing officer under his or her signature.